ATTACHMENT

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer: AUL American Series Fund, Inc.
                               One American Square
                               Indianapolis, IN 46204

2. Name of each series or class of funds for which this notice is filed:

                               Equity Portfolio
                               Bond Portfolio
                               Managed Portfolio
                               Tactical Asset Allocation Portfolio
                               Money Market Portfolio

3.  Investment Company Act File Number: 811-05850

    Securities Act File Number:          33-30156

4. Last day of fiscal year for which this notice is filed:

                                    December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                N.A.               [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                N.A.

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                None

9. Number and aggregate sale price of securities sold during the fiscal year:(1)

                               See Item 10 below

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: (1)

Portfolio:                             # of shares:        Aggregate Sales Price

Equity Portfolio:                       443,083.448             $   6,803,320.80
Bond Portfolio:                         970,771.983             $  10,382,062.03
Managed Portfolio:                      749,340.704             $   9,553,566.28
Tactical Asset Allocation Portfolio:          0.000                         0.00
Money Market Portfolio:              40,998,589.960              $ 40,998,589.96

                    TOTALS           43,161,786.095              $ 67,737,539.07

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                 Not Applicable

12.  Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the
      fiscal year in reliance on rule 24f-2 (from item 10):     $  67,737,539.07

(ii)  Aggregate price of shares issued in connection with
      dividend  reinvestment plans (from Item 11, if
      applicable):                                            +

(iii) Aggregate price of shares redeemed or repurchased
      during the fiscal year (if applicable):                 - $  37,697,735.32

(iv)  Aggregate  price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
      to rule 24e-2 (if applicable):                          +

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii), less line (iii), plus
      line (iv) (if applicable):                                 $ 30,039,803.75

(vi)  Multiplier prescribed by Section 6 (b) of the Securities
      Act of 1933 or other applicable law or regulation (see
      Instruction  C.6):                                       x          1/3300

(vii) Fee due line (i) or line (v) multiplied by line (vi):           $ 9,102.97

     Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

 (1) AUL AMERICAN SERIES FUND, INC. (the "Fund") hereby makes definite the regi-stration of 88,048,739.423 shares of the Fund under the Securities Act of 1933, as amended. Pursuant to the position of the Securities and Exchange Commission (the "SEC") as set forth in instruction B.5. to Form 24f-2, the Fund calculates and pays registration fees pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, only on those units issued in the previous fiscal year to separate accounts, qualified plans, and other entities that are not registered with, and do not pay registration fees to, the SEC.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                    2/27/97

SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)________________________________________________________
                        James W. Murphy, Chairman of the Board & President

Date: February 27, 1996

*Please print the name and title of the signing officer below the signature.

                                  LAW OFFICE OF
                             DECHERT PRICE & RHOADS

                               1500 K STREET, N.W.
                            WASHINGTON, DC 2005-1208


                            TELEPHONE: (202) 626-3300
                               FAX: (202) 626-3334




                                                               February 25, 1997

AUL American Series Fund, Inc.
One American Square
Indianapolis, IN 46204

Dear Sir or Madam:

     As counsel for AUL American Series Fund, Inc. (the "Fund") during the fiscal year ended December 31, 1996, we are familiar with the Fund's registration under the Investment Company Act of 1940 and with the registration statement relating to its shares of common stock (the "Shares") under the Securities Act of 1933 (File No. 33-30156) (the "Registration Statement"). We have also examined such other corporate records, agreements, documents and instruments as we deemed appropriate.

     Based upon the foregoing, it is our opinion with respect to 88,048,739.423 Shares for valuable consideration in the amount of $132,847,400.31 (representing 1,008,501.123 Shares of the AUL American Equity Portfolio for $15,509,200.16;
1,457,729.713 Shares of the AUL American Bond Portfolio for $15,582,570.78; 84,194,545.330 Shares of AUL American Money Market Portfolio for $84,194,545.33; 82,897.777 Shares of AUL American Tactical Asset Allocation Portfolio for $903,154.91; and 1,305,065.480 Shares of the AUL American Managed Portfolio for $16,657,929.13), the registration of which is being made definite by the Notice pursuant to Rule 24F-2 under the Investment Company Act of 1940 ("Notice") being filed by the Fund for its fiscal year ended December 31, 1996, assuming such Shares were sold at the public offering price and delivered by the Fund against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such Shares were, when sold, duly and validly authorized, legally and validly issued, fully paid, and non-assessable.

     We consent to the filing of this opinion in connection with the Notice on Form 24F-2 to be filed by the Fund with the Securities and Exchange Commission for the Fund's fiscal year ended December 31, 1996.

Very truly yours,

Dechert, Price & Rhoads